Retirement and Other Benefit Programs - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Other comprehensive loss, net of tax	$ 1	$ 7	$ 27
Multi Employer Plan
Defined Benefit Plan Disclosure [Line Items]
Funded status percentage	62.00%	69.00%
Total aggregated contributions	$ 92	$ 83	95
Multi Employer Plan
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit costs	37	45	36
Contribution outstanding	0	0
U.S. Pension
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, contributions by employer	$ 20	$ 16	13
U.S. Pension | Multi Employer Plan | Qualified Defined Contribution Plan
Defined Benefit Plan Disclosure [Line Items]
Funded status percentage	77.00%	87.00%
Total aggregated contributions	$ 0	$ 0	0
Percentage of employees represent total participants in the U.S. Qualified plan	40.00%
Austrian defined benefit plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation of Austrian defined benefit pension plan	$ 133	125
Austrian defined benefit plans | Austria
Defined Benefit Plan Disclosure [Line Items]
Other comprehensive loss, net of tax	1	7	27
Austrian defined benefit plans | Discontinued Operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit costs	$ 1	$ 2	$ 1